CONCENTRATIONS OF BUSINESS AND CREDIT RISK (Details) - One Customer - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%	18.00%
Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%	20.00%